CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
REVENUE
Sales	$ 72,855	$ 339,666
Other income	0	7,517
Revenue	72,855	347,183
EXPENSES
Amortisation	539,693	614,710
Bad Debts	134,482	0
Consulting fees	1,036,268	898,208
Directors fees	140,625	0
Insurance	358,415	162,641
Investor relations and promotion	307,921	280,740
Listing and filing fees	147,248	325,167
Office Expenses	182,039	110,114
Professional fees	1,904,672	1,849,888
Rent	362,371	196,994
Research and development	1,646,066	1,541,902
Salaries and benefits	3,598,241	1,436,708
Share-based compensation	3,203,407	4,726,840
Supplies and materials	853,336	376,787
Travel	213,540	143,874
Other expenses	416,289	245,275
Total expenses, by nature	15,044,613	12,909,848
Loss before the undernoted	(14,971,758)	(12,562,665)
Impairment of exploration and evaluation assets	0	(19,671,935)
Interest income	510,257	20,597
Interest expense	(120,624)	(63,777)
Loss on disposal of equipment	(9,624)	0
Other income (expense)	(2,015)	0
Premium on flow-through shares	0	1,884
Government grants	179,498	581,848
Total other items	557,492	(19,131,383)
Net and comprehensive loss for the year	$ (14,414,266)	$ (31,694,048)
Basic and diluted net loss per share
Basic net loss per share	$ (0.14)	$ (0.34)
Diluted net loss per share	$ (0.14)	$ (0.34)